                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:        811-00879

Exact name of registrant as specified
in charter:                                Hallmark Investment Series Trust

Address of principal executive offices:    1250 Broadway
                                           New York, NY 10001-3701

Name and address of agent for service:     Edmund P. Bergan Jr.
                                           1250 Broadway
                                           New York, NY 10001-3701

Registrant's telephone number, including
area code:                                 212-401-5500

Date of fiscal year end:                   June 30, 2006

Date of reporting period:                  June 30, 2006

ITEM 1. ANNUAL REPORTS TO SHAREHOLDERS

[HALLMARK FUNDS(SM) LOGO]
A RESERVE MANAGEMENT AFFILIATE

ANNUAL REPORT

HALLMARK INVESTMENT SERIES TRUST

HALLMARK FIRST MUTUAL FUND

HALLMARK TOTAL RETURN BOND FUND

JUNE 30, 2006

[HALLMARK FUNDS(SM) LOGO]
A RESERVE MANAGEMENT AFFILIATE

1250 BROADWAY, NEW YORK, NY 10001-3701
888-823-2867

GENERAL INFORMATION AND 24-HOUR PRICE AND PERFORMANCE
INFORMATION
888-823-2867 - www.hallmarkfunds.com

THIS LITERATURE IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN APPROPRIATE CURRENT PROSPECTUS.

DISTRIBUTOR--RESRV PARTNERS, INC.
HIST - FMTR - ANNUAL 06/06

                      HALLMARK FIRST MUTUAL FUND - CLASS I

                                     [CHART]

             FIRST MUTUAL CLASS I RETURN - 48.07%   S&P 500 RETURN - 89.40%
             ------------------------------------   -----------------------
 6/30/1996                  $10,000                         $10,000
 7/31/1996                  $ 9,059                         $ 9,543
 8/31/1996                  $ 9,442                         $ 9,722
 9/30/1996                  $ 9,587                         $10,249
10/31/1996                  $ 9,406                         $10,517
11/30/1996                  $ 9,804                         $11,288
12/31/1996                  $ 9,851                         $11,045
 1/31/1997                  $10,165                         $11,723
 2/28/1997                  $ 9,991                         $11,792
 3/31/1997                  $ 9,494                         $11,290
 4/30/1997                  $ 9,677                         $11,949
 5/31/1997                  $10,453                         $12,649
 6/30/1997                  $10,767                         $13,199
 7/31/1997                  $11,551                         $14,230
 8/31/1997                  $11,246                         $13,412
 9/30/1997                  $11,560                         $14,125
10/31/1997                  $11,177                         $13,638
11/30/1997                  $11,445                         $14,246
12/31/1997                  $12,127                         $14,470
 1/31/1998                  $12,192                         $14,617
 2/28/1998                  $12,874                         $15,647
 3/31/1998                  $13,372                         $16,429
 4/30/1998                  $13,415                         $16,578
 5/31/1998                  $12,896                         $16,266
 6/30/1998                  $13,502                         $16,907
 7/31/1998                  $13,448                         $16,711
 8/31/1998                  $11,044                         $14,274
 9/30/1998                  $11,943                         $15,165
10/31/1998                  $12,961                         $16,383
11/30/1998                  $14,152                         $17,351
12/31/1998                  $16,275                         $18,329
 1/31/1999                  $17,634                         $19,081
 2/28/1999                  $17,013                         $18,465
 3/31/1999                  $18,911                         $19,182
 4/30/1999                  $19,403                         $19,909
 5/31/1999                  $18,466                         $19,412
 6/30/1999                  $19,380                         $20,469
 7/31/1999                  $18,337                         $19,813
 8/31/1999                  $18,677                         $19,689
 9/30/1999                  $19,040                         $19,127
10/31/1999                  $20,504                         $20,323
11/30/1999                  $21,782                         $20,711
12/31/1999                  $23,868                         $21,909
 1/31/2000                  $22,633                         $20,793
 2/29/2000                  $23,795                         $20,375
 3/31/2000                  $26,020                         $22,346
 4/30/2000                  $23,660                         $21,658
 5/31/2000                  $22,058                         $21,183
 6/30/2000                  $24,516                         $21,690
 7/31/2000                  $23,868                         $21,336
 8/31/2000                  $25,995                         $22,631
 9/30/2000                  $23,257                         $21,420
10/31/2000                  $23,159                         $21,314
11/30/2000                  $19,063                         $19,608
12/31/2000                  $19,328                         $19,687
 1/31/2001                  $20,272                         $20,369
 2/28/2001                  $17,876                         $18,489
 3/31/2001                  $15,596                         $17,302
 4/30/2001                  $17,470                         $18,631
 5/31/2001                  $17,237                         $18,726
 6/30/2001                  $16,729                         $18,258
 7/31/2001                  $15,785                         $18,061
 8/31/2001                  $14,565                         $16,903
 9/30/2001                  $12,939                         $15,522
10/31/2001                  $13,258                         $15,803
11/30/2001                  $14,420                         $16,991
12/31/2001                  $14,782                         $17,119
 1/31/2002                  $14,306                         $16,853
 2/28/2002                  $14,425                         $16,503
 3/31/2002                  $15,274                         $17,109
 4/30/2002                  $14,619                         $16,058
 5/31/2002                  $14,217                         $15,913
 6/30/2002                  $13,264                         $14,760
 7/31/2002                  $11,909                         $13,593
 8/31/2002                  $11,760                         $13,660
 9/30/2002                  $10,986                         $12,157
10/31/2002                  $11,224                         $13,208
11/30/2002                  $11,820                         $13,962
12/31/2002                  $10,912                         $13,119
 1/31/2003                  $10,644                         $12,760
 2/28/2003                  $10,465                         $12,543
 3/31/2003                  $10,495                         $12,648
 4/30/2003                  $11,299                         $13,673
 5/31/2003                  $12,028                         $14,368
 6/30/2003                  $12,177                         $14,531
 7/31/2003                  $12,460                         $14,767
 8/31/2003                  $13,234                         $15,031
 9/30/2003                  $12,549                         $14,851
10/31/2003                  $13,904                         $15,668
11/30/2003                  $13,949                         $15,779
12/31/2003                  $14,366                         $16,580
 1/31/2004                  $14,112                         $16,867
 2/29/2004                  $14,038                         $17,073
 3/31/2004                  $13,964                         $16,793
 4/30/2004                  $13,577                         $16,511
 5/31/2004                  $13,904                         $16,711
 6/30/2004                  $14,157                         $17,011
 7/31/2004                  $13,160                         $16,428
 8/31/2004                  $13,279                         $16,466
 9/30/2004                  $13,472                         $16,620
10/31/2004                  $13,934                         $16,853
11/30/2004                  $14,916                         $17,503
12/31/2004                  $15,214                         $18,071
 1/31/2005                  $14,395                         $17,614
 2/28/2005                  $14,559                         $17,947
 3/31/2005                  $14,395                         $17,604
 4/29/2005                  $13,919                         $17,250
 5/27/2005                  $14,425                         $17,875
 6/30/2005                  $14,500                         $17,764
 7/31/2005                  $15,408                         $18,403
 8/31/2005                  $15,363                         $18,197
 9/30/2005                  $15,467                         $18,323
10/31/2005                  $14,768                         $17,998
11/30/2005                  $15,423                         $18,631
12/31/2005                  $15,181                         $18,614
 1/31/2006                  $15,300                         $19,088
 2/28/2006                  $14,972                         $19,096
 3/31/2006                  $15,121                         $19,308
 4/30/2006                  $15,360                         $19,543
 5/31/2006                  $14,912                         $18,939
 6/30/2006                  $14,807                         $18,940

Dear Shareholders:

This fiscal year ended June 30, 2006 contained many crosscurrents, producing another year of challenge for growth stock investors. After a disappointing fourth quarter of 2005, the U.S. economy has rebounded smartly in the first half of the new year, with growth of about 4% expected for the period. Corporate capital spending has been particularly strong as their cash flow has been buoyant, allowing for continued dividend increases and share buybacks as well as needed capital expenditure. Consumer spending, and housing activity on the other hand, appears to be slowing in response to higher interest rates and energy prices. Wealth gains from housing in recent years have allowed spending growth to far exceed income gains. In fact, consumer spending and residential investment have accounted for more than 80% of the growth in real GDP over the last three years. So, with spending and housing slowing, the overall economy should slow, too.

The Federal Reserve has increased the target Fed Funds rate 17 consecutive times since June 2004 to 5 1/4%. The Fed finally removed the word "accommodative" from its description of monetary policy and now suggests that further increases will be "data dependent." There will be an abundance of data for the Fed to parse over the next few months but, as discussed above, we expect the economy to slow enough to keep the Fed Funds rate at 5 1/4%, allowing the authorities to pause and assess the cumulative impact of the earlier increases. With core inflation around 2% and with a healthy corporate sector, however, the economy should be poised for continued expansion following a mid-cycle slowdown expected later this year.

Preliminary estimates of corporate profits for the first half of 2006 indicate that growth could remain at a double-digit rate and undaunted, merger and acquisition activity, the highest level since late 1999, will also impact stock prices.

With interest rates rising across the yield curve and with stocks somewhat extended after 3 1/2 years of gains, we expect some corrective activity in the near term. It is important to remember that corrections of about 10% are fairly normal and have occurred regularly throughout history. What is not normal is that we have not had one for nearly four years. A slowing economy and a market correction should lay the foundation for better financial markets later. Bonds should benefit during this brief slowdown and equities should perform better when growth resumes. As a result, we would view lower stock prices as a buying opportunity.

The major risks to our forecast remain higher energy prices, particularly if they leak into core inflation, a weaker dollar and continuing uncertainty caused by the escalating violence in the Middle-East.

                                             FIVE YEARS    10 YEARS     INCEPTION   INCEPTION
                                  ONE YEAR   ANNUALIZED   ANNUALIZED   ANNUALIZED      DATE
                                  --------   ----------   ----------   ----------   ---------
AS OF JUNE 30, 2006:
Hallmark First Mutual (Class I)     2.12%      (2.41)%       4.00%        10.43%     03/10/82
Standard & Poor's 500               6.62%        .74%        6.59%          N/A

We thank you for your continued support of the Fund and look to a successful future with good total returns for our shareholders.

ROBERT BLOOM
CHIEF INVESTMENT OFFICER AND PORTFOLIO MANAGER
TRAINER WORTHAM & CO., INC.

Past performance is not predictive of future performance. The Fund's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. The above graph compares a $10,000 investment made in Class R of the Hallmark First Mutual Fund on 3/31/1996 to a $10,000 investment made in the S&P 500 Index on that date. All dividends and capital gains are reinvested. The Standard & Poor's 500 Index(R) (S&P 500) is an unmanaged index generally representative of the U.S. stock market.

                                  (UNAUDITED)

          HALLMARK INVESTMENT SERIES TRUST--HALLMARK FIRST MUTUAL FUND

                     SCHEDULE OF INVESTMENTS--JUNE 30, 2006

                                                                        VALUE
SHARES   COMMON STOCKS--97.4%                                          (NOTE 1)
------   --------------------                                        -----------
         CONSUMER DISCRETIONARY--8.9%
 4,375   Best Buy Company, Inc.                                       $  239,925
 4,100   Coach, Inc.                                                     122,590
 7,395   eBay, Inc.*                                                     216,600
 4,475   Lowe's Companies, Inc.                                          271,498
 5,650   Target Corp.                                                    276,116
                                                                      ----------
                                                                       1,126,729
                                                                      ----------
         CONSUMER STAPLES--7.7%
 5,475   Cadbury Schweppes - Spons ADR                                   212,539
 6,450   PepsiCo Inc.                                                    387,258
 6,650   Procter & Gamble Co.                                            369,740
                                                                      ----------
                                                                         969,537
                                                                      ----------
         ENERGY--14.3%
 5,325   Apache Corp.                                                    363,431
 4,005   Baker Hughes Inc.                                               327,809
11,150   BJ Services Co.                                                 415,449
11,525   Exxon Mobil Corp.                                               707,059
                                                                      ----------
                                                                       1,813,748
                                                                      ----------
         FINANCIALS--21.8%
 5,750   Ace Ltd.                                                        290,893
 5,650   American Express Co.                                            300,693
10,650   American International Group, Inc.                              628,882
 9,875   Bank of America Corp.                                           474,987
11,075   Citigroup, Inc.                                                 534,258
 2,040   Goldman Sachs Group (The), Inc.                                 306,877
 3,375   Wells Fargo & Company                                           226,395
                                                                      ----------
                                                                       2,762,985
                                                                      ----------
         HEALTHCARE--14.1%
 5,375   Amgen Inc.*                                                     350,611
 9,300   Hospira Inc.*                                                   399,342
 2,400   Johnson & Johnson                                               143,808
 4,100   Medco Health Solutions Inc.*                                    234,848
 5,900   Medtronic Inc.                                                  276,828
16,185   Pfizer, Inc.                                                    379,862
                                                                      ----------
                                                                       1,785,299
                                                                      ----------
         INDUSTRIALS--14.9%
19,675   General Electric Co.                                            648,488
10,525   Tyco International Ltd.                                         289,438
 5,625   United Parcel Service, Inc. CL B                                463,106
 7,575   United Technologies Corp.                                       480,407
                                                                      ----------
                                                                       1,881,439
                                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        VALUE
SHARES   COMMON STOCKS (CONTINUED)                                     (NOTE 1)
------   -------------------------                                   -----------
         INFORMATION TECHNOLOGY--15.7%
20,350   Cisco Systems, Inc.*                                        $   397,436
 5,375   Cognizant Technology Solutions Corp. CL A*                      362,114
14,950   Corning Inc.*                                                   361,640
10,550   Intel Corp.                                                     199,922
17,130   Microsoft Corp.                                                 399,129
 6,850   QUALCOMM Inc.                                                   274,480
                                                                     -----------
                                                                       1,994,721
                                                                     -----------
         TOTAL INVESTMENTS (COST $12,016,907)                 97.4%   12,334,458
         OTHER ASSETS LESS LIABILITIES                         2.6       326,941
                                                             -----   -----------
         NET ASSETS                                          100.0%  $12,661,399
                                                             =====   ===========

----------
Value of investments are shown as a percentage of net assets.

*    Non-income producing security.

ADR--American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

          HALLMARK INVESTMENT SERIES TRUST--HALLMARK FIRST MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITES
JUNE 30, 2006

ASSETS:
   Investments in securities, at value
      (cost $12,016,907) (Note 2)                                   $12,334,458
   Cash                                                                 319,113
   Dividends receivable                                                   8,317
                                                                    -----------
      Total Assets                                                   12,661,888
                                                                    -----------
LIABILITIES:
   Trustee fees payable                                                     463
   Compliance Officer expense payable                                        26
                                                                    -----------
      Total Liabilites                                                      489
                                                                    -----------
NET ASSETS (Notes 1, 3 & 5)                                         $12,661,399
                                                                    ===========
COMPOSITION OF NET ASSETS:
   Capital Shares (at a par value of $.001)                         $     1,277
   Paid in capital                                                   13,888,805
   Accumulated undistributed net investment income                       72,819
   Accumulated net realized loss on investments                      (1,619,053)
   Net unrealized appreciation on investments                           317,551
                                                                    -----------
NET ASSETS                                                          $12,661,399
                                                                    ===========
NET ASSET VALUE PER SHARE
   (offering and redemption price per share):
   Class R ($1,023/104 shares)                                      $      9.81
                                                                    ===========
   Class I ($12,660,376/1,276,772 shares)                           $      9.92
                                                                    ===========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2006

INVESTMENT INCOME:
   Dividends*                                                       $   250,058
   Miscellaneous income                                                  11,029
                                                                    -----------
      Total Investment Income                                           261,087
                                                                    -----------
EXPENSES (Note 3):
   Comprehensive management fee:
      Class R                                                                14
      Class I                                                           188,760
   Trustees fees                                                            463
   Compliance Officer expense                                               163
   Distribution (12b-1) fees-Class R                                          2
                                                                    -----------
      Total Expenses                                                    189,402
                                                                    -----------
      Net Investment Income                                              71,685
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):

   Net realized gain on investments                                   2,810,087
   Net change in unrealized (depreciation) on investments            (2,251,057)
                                                                    -----------
   Net realized and unrealized gain on investments                      559,030
                                                                    -----------
   Net Increase in Net Assets Resulting from Operations             $   630,715
                                                                    ===========

----------
*    Dividends are net of foreign tax witholdings of $83

                       SEE NOTES TO FINANCIAL STATEMENTS.

          HALLMARK INVESTMENT SERIES TRUST--HALLMARK FIRST MUTUAL FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED JUNE 30, 2006 AND JUNE 30, 2005

                                                                            YEARS ENDED JUNE 30,
                                                                              2006         2005
                                                                          -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
   Net investment income (loss)                                           $    71,685   $    55,441
   Net realized gain from investment transactions                           2,810,087       760,686
   Net change in unrealized (depreciation) appreciation on investments     (2,251,057)     (494,451)
                                                                          -----------   -----------
   Net increase in net assets resulting from operations                       630,715       321,676
                                                                          -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME
      Class R                                                                      (1)           --
      Class I                                                                 (54,129)           --
                                                                          -----------   -----------
   Total distributions to shareholders                                        (54,130)           --
                                                                          -----------   -----------
CAPITAL SHARE TRANSACTIONS (Note 5)
   Net proceeds from sale of shares                                           190,768       716,964
   Reinvestment of distributions                                               51,167            --
   Cost of shares redeemed                                                 (9,548,315)   (6,173,619)
                                                                          -----------   -----------
   Net decrease in net assets resulting from capital share transactions    (9,306,380)   (5,456,655)
                                                                          -----------   -----------
   Net decrease in net assets                                              (8,729,795)   (5,134,979)
NET ASSETS:
   Beginning of year                                                       21,391,194    26,526,173
                                                                          -----------   -----------
   End of year (including undistributed net investment income of
      $72,819 and $55,441, respectively)                                  $12,661,399   $21,391,194
                                                                          ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    HALLMARK TOTAL RETURN BOND FUND - CLASS I

                                     [CHART]

             TOTAL RETURN CLASS I RETURN--66.80%   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT CREDIT BOND INDEX RETURN--72.79%
             -----------------------------------   ------------------------------------------------------------------------
 10/2/1996             $10,000                         $10,000
10/31/1996             $10,160                         $10,177
11/30/1996             $10,320                         $10,311
12/31/1996             $10,221                         $10,245
 1/31/1997             $10,261                         $10,285
 2/28/1997             $10,261                         $10,304
 3/31/1997             $10,146                         $10,233
 4/30/1997             $10,279                         $10,353
 5/31/1997             $10,372                         $10,439
 6/30/1997             $10,490                         $10,535
 7/31/1997             $10,761                         $10,749
 8/31/1997             $10,657                         $10,695
 9/30/1997             $10,802                         $10,819
10/31/1997             $10,866                         $10,939
11/30/1997             $10,887                         $10,963
12/31/1997             $11,001                         $11,051
 1/31/1998             $11,120                         $11,196
 2/28/1998             $11,109                         $11,187
 3/31/1998             $11,138                         $11,223
 4/30/1998             $11,204                         $11,279
 5/31/1998             $11,258                         $11,362
 6/30/1998             $11,313                         $11,435
 7/31/1998             $11,346                         $11,475
 8/31/1998             $11,445                         $11,655
 9/30/1998             $11,677                         $11,948
10/31/1998             $11,610                         $11,936
11/30/1998             $11,655                         $11,935
12/31/1998             $11,705                         $11,983
 1/31/1999             $11,763                         $12,049
 2/28/1999             $11,614                         $11,872
 3/31/1999             $11,730                         $11,961
 4/30/1999             $11,765                         $11,997
 5/31/1999             $11,661                         $11,905
 6/30/1999             $11,629                         $11,913
 7/31/1999             $11,617                         $11,903
 8/31/1999             $11,617                         $11,912
 9/30/1999             $11,734                         $12,023
10/31/1999             $11,726                         $12,054
11/30/1999             $11,738                         $12,069
12/31/1999             $11,691                         $12,030
 1/31/2000             $11,655                         $11,986
 2/29/2000             $11,752                         $12,084
 3/31/2000             $11,889                         $12,210
 4/30/2000             $11,864                         $12,183
 5/31/2000             $11,828                         $12,202
 6/30/2000             $12,013                         $12,417
 7/31/2000             $12,136                         $12,512
 8/31/2000             $12,260                         $12,659
 9/30/2000             $12,344                         $12,774
10/31/2000             $12,394                         $12,833
11/30/2000             $12,519                         $13,007
12/31/2000             $12,750                         $13,247
 1/31/2001             $12,928                         $13,464
 2/28/2001             $13,056                         $13,591
 3/31/2001             $13,133                         $13,696
 4/30/2001             $13,081                         $13,659
 5/31/2001             $13,146                         $13,736
 6/30/2001             $13,207                         $13,788
 7/31/2001             $13,480                         $14,074
 8/31/2001             $13,598                         $14,215
 9/30/2001             $13,747                         $14,422
10/31/2001             $13,958                         $14,661
11/30/2001             $13,839                         $14,514
12/31/2001             $13,768                         $14,434
 1/31/2002             $13,836                         $14,509
 2/28/2002             $13,917                         $14,624
 3/31/2002             $13,681                         $14,402
 4/30/2002             $13,846                         $14,640
 5/31/2002             $13,983                         $14,786
 6/30/2002             $13,969                         $14,914
 7/31/2002             $14,053                         $15,091
 8/31/2002             $14,219                         $15,315
 9/30/2002             $14,393                         $15,589
10/31/2002             $14,323                         $15,528
11/30/2002             $14,422                         $15,515
12/31/2002             $14,650                         $15,854
 1/31/2003             $14,664                         $15,853
 2/28/2003             $14,807                         $16,076
 3/31/2003             $14,823                         $16,093
 4/30/2003             $14,968                         $16,216
 5/31/2003             $15,227                         $16,541
 6/30/2003             $15,247                         $16,530
 7/31/2003             $14,795                         $16,081
 8/31/2003             $14,781                         $16,119
 9/30/2003             $15,109                         $16,527
10/31/2003             $15,021                         $16,371
11/30/2003             $15,065                         $16,394
12/31/2003             $15,142                         $16,537
 1/31/2004             $15,261                         $16,646
 2/29/2004             $15,366                         $16,815
 3/31/2004             $15,409                         $16,946
 4/30/2004             $15,228                         $16,544
 5/31/2004             $15,108                         $16,469
 6/30/2004             $15,157                         $16,519
 7/31/2004             $15,264                         $16,658
 8/31/2004             $15,416                         $16,936
 9/30/2004             $15,420                         $16,965
10/31/2004             $15,497                         $17,080
11/30/2004             $15,374                         $16,924
12/31/2004             $15,462                         $17,040
 1/31/2005             $15,462                         $17,073
 2/28/2005             $15,447                         $16,979
 3/31/2005             $15,401                         $16,892
 4/29/2005             $15,509                         $17,085
 5/27/2005             $15,602                         $17,238
 6/30/2005             $15,633                         $17,311
 7/31/2005             $15,567                         $17,167
 8/31/2005             $15,678                         $17,368
 9/30/2005             $15,625                         $17,221
10/31/2005             $15,593                         $17,126
11/30/2005             $15,625                         $17,201
12/31/2005             $15,696                         $17,309
 1/31/2006             $15,712                         $17,306
 2/28/2006             $15,729                         $17,319
 3/31/2006             $15,723                         $17,242
 4/30/2006             $15,707                         $17,252
 5/31/2006             $15,237                         $17,253
 6/30/2006             $16,680                         $17,279

Dear Shareholders:

The second quarter of 2006 was a continuation of the first as the yield curve shifted higher and prices of both short and long term bonds declined. The Federal Reserve raised the Federal Funds Rate by 25 basis points for the 17th time since May 2004 and at 5.25% many market participants expect a pause in the tightening cycle to occur soon. As one would expect in a rising rate environment, the price on thirty year US Treasury bond is down almost 9% this year - dragging the return of the Lehman Aggregate Index to minus .72%. Although this has been a difficult time for bonds, we believe that we are near the end of the bear market as there is growing evidence that the relentless rise in rates has started to slow down the economy. One reason that the Fed has been so aggressive in raising rates is that headline Consumer Price Index ("CPI") (including the more volatile food and energy components) is currently up at 4.2%. This comes as no surprise with oil above $70 a barrel. Fortunately, core CPI remains below 2.5%, a level above which the Fed has highlighted as worrisome in the past.

With the labor markets running at or near full employment, high capacity utilization rates and commodity prices near all time highs, the Fed may have no choice but to continue tightening. This concern was supported by a strong first quarter Gross Domestic Product ("GDP") number of up 5.6%, but this was most likely simply an offset to a weak fourth quarter in 2005 rather than a significant change in the economy. Second quarter GDP is expected to be lower.

Since June, 2005 there have been over $24mm in withdrawals with less than $3mm in new contributions in the Hallmark Total Return Bond Fund. During this period we have continue to maintain the Fund's investment objectives, to the best of our abilities, while attending to the large withdrawals. For the 12 months ending June 30, 2006 the Fund's total return was positive 2.1% compared to the benchmark, the Lehman Intermediate Government/Credit Index, which was up 1.6%.

                                                                       FIVE YEARS    10 YEARS     INCEPTION   INCEPTION
                                                            ONE YEAR   ANNUALIZED   ANNUALIZED   ANNUALIZED      DATE
                                                            --------   ----------   ----------   ----------   ---------
AS OF JUNE 30, 2006:
Hallmark Total Return Bond Fund Class I                       6.70%      4.78%          N/A         5.39%      10/02/96
Lehman Brothers Intermediate Government/Credit Bond Index    (0.18)%     4.62%          N/A         5.77%

We thank you for your continued support of the Fund and look to a successful future with good total returns for our shareholders.

JOHN D. KNOX
PRESIDENT AND PORTFOLIO MANAGER
TRAINER WORTHAM & CO., INC.

Past performance is not predictive of future performance. The Fund's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. The above graph compares a $10,000 investment made in Class R of the Hallmark Total Return Bond Fund on 3/31/1996 to a $10,000 investment made in the S&P 500 Index on that date. All dividends and capital gains are reinvested. The Standard & Poor's 500 Index(R) (S&P 500) is an unmanaged index generally representative of the U.S. stock market.

                                  (UNAUDITED)

        HALLMARK INVESTMENT SERIES TRUST--HALLMARK TOTAL RETURN BOND FUND

                     SCHEDULE OF INVESTMENTS--JUNE 30, 2006

PRINCIPAL                                                                VALUE
  AMOUNT    MORTGAGE-BACKED SECURITIES--78.7%                          (NOTE 1)
---------   ---------------------------------                         ----------
            FEDERAL HOME LOAN MORTGAGE AGENCY OBLIGATIONS--8.3%
 $ 13,311   6.500%, 10/01/11, Gold Pool #E65534                       $   13,485
   23,309   10.50%, 12/01/20, Gold Pool #A01632                           25,598
    5,300   7.000%, 07/01/26, Gold Pool #D72664                            5,441
   83,172   6.000%, 07/01/28, Gold Pool #G00943                           82,307
                                                                      ----------
                                                                         126,831
                                                                      ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION--50.8%
    5,150   7.000%, 10/01/26, Gold Pool #C80442                            5,287
   30,682   6.000%, 05/01/13, Pool #421151                                30,772
    4,367   11.00%, 11/01/13, Pool #523853                                 4,669
   54,827   5.500%, 01/01/14, Pool #479939                                53,924
   71,641   6.000%, 04/01/14, Pool #483994                                71,892
   26,779   6.500%, 02/01/16, Pool #572134                                27,174
  287,225   5.500%, 11/01/16, Pool #614506                               282,513
      248   7.500%, 04/01/17, Pool #41474                                    257
    3,240   7.500%, 07/01/17, Pool #141248                                 3,361
   51,417   9.500%, 12/15/20, Pool #100285                                56,941
   22,289   6.500%, 03/01/28, Pool #251568                                22,525
   65,814   6.500%, 04/01/29, Pool #252342                                66,505
   89,582   7.000%, 03/01/30, Pool #533853                                91,861
   63,679   5.000%, 02/15/31, Series #2517 BK                             63,572
                                                                      ----------
                                                                         781,253
                                                                      ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--19.6%
   23,750   6.500%, 10/15/27, Pool #407955                                24,121
   59,514   6.500%, 08/15/28, Pool #458485                                60,453
  158,589   6.500%, 10/15/28, Pool #457825                               161,091
   53,904   7.000%, 08/15/29, Pool #506810                                55,644
                                                                      ----------
                                                                         301,309
                                                                      ----------
            TOTAL INVESTMENTS (COST $1,197,979)                78.7%   1,209,393
            OTHER ASSETS LESS LIABILITIES                      21.3      328,013
                                                              -----   ----------
            NET ASSETS                                        100.0%  $1,537,406
                                                              =====   ==========

----------
Value of investments are shown as a percentage of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS.

        HALLMARK INVESTMENT SERIES TRUST--HALLMARK TOTAL RETURN BOND FUND

STATEMENT OF ASSETS AND LIABILITES
JUNE 30, 2006

ASSETS:
   Investments in securities, at value (cost $1,197,979) (Note 2)    $1,209,393
   Cash                                                                 323,911
   Interest receivable                                                   13,100
                                                                     ----------
      Total Assets                                                    1,546,404
                                                                     ----------
LIABILITIES:
   Dividends payable                                                      8,477
   Trustee fees payable                                                     493
   Compliance Officer expense payable                                        28
                                                                     ----------
      Total Liabilites                                                    8,998
                                                                     ----------
NET ASSETS (Notes 1, 3 & 5)                                          $1,537,406
                                                                     ==========
COMPOSITION OF NET ASSETS:
   Capital Shares (at a par value of $.001)                          $      157
   Paid in capital                                                    2,257,867
   Accumulated undistributed net investment income                       23,240
   Accumulated net realized loss on investments                        (755,272)
   Net unrealized appreciation on investments                            11,414
                                                                     ----------
NET ASSETS                                                           $1,537,406
                                                                     ==========
NET ASSET VALUE PER SHARE
   (offering and redemption price per share):
   Class R ($1,072/107 shares)                                       $    10.05
                                                                     ==========
   Class I ($1,536,334/157,333 shares)                               $     9.76
                                                                     ==========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2006

INVESTMENT INCOME:
   Interest                                                          $  796,257
                                                                     ----------
      Total Investment Income                                           796,257
                                                                     ----------
EXPENSES (Note 3):
   Comprehensive management fee
      Class R                                                                18
      Class I                                                           165,429
   Trustees fees                                                            493
   Compliance Officer expense                                               166
   Distribution (12b-1) fees-Class R                                          2
                                                                     ----------
      Total Expenses                                                    166,108
                                                                     ----------
      Net Investment Income                                             630,149
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized loss on investments                                    (613,850)
   Net change in unrealized appreciation on investments                  48,568
   Net increase from payments by affiliates                             141,960
                                                                     -----------
   Net realized and unrealized loss on investments                     (423,322)
                                                                     ----------
   Net Increase in Net Assets Resulting from Operations              $  206,827
                                                                     ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

        HALLMARK INVESTMENT SERIES TRUST--HALLMARK TOTAL RETURN BOND FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED JUNE 30, 2006 AND JUNE 30, 2005

                                                                                YEARS ENDED JUNE 30,
                                                                                2006           2005
                                                                            ------------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
   Net investment income                                                    $    630,149   $   820,255
   Net realized (loss) gain from investment transactions                        (613,850)      (12,623)
   Net change in unrealized appreciation (depreciation) on investments            48,568       (23,239)
   Net increase from payments by affiliates                                      141,960            --
                                                                            ------------   -----------
   Net increase (decrease) in net assets resulting from operations               206,827       784,393
                                                                            ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME
      Class R                                                                        (84)           --
      Class I                                                                 (1,014,284)     (455,675)
                                                                            ------------   -----------
   Total distributions to shareholders                                        (1,014,368)     (455,675)
                                                                            ------------   -----------
CAPITAL SHARE TRANSACTIONS (Note 5)
   Net proceeds from sale of shares                                              333,243       330,459
   Reinvestment of distributions                                                 900,307       406,028
   Cost of shares redeemed                                                   (21,562,729)   (4,526,766)
                                                                            ------------   -----------
   Net (decrease) increase in net assets resulting from capital share
      transactions                                                           (20,329,179)   (3,790,279)
                                                                            ------------   -----------
   Net (decrease) increase in net assets                                     (21,136,720)   (3,461,561)
NET ASSETS:
   Beginning of year                                                          22,674,126    26,135,687
                                                                            ------------   -----------
   End of year (including undistributed net investment income of
      $23,240 and $367,287, respectively)                                   $  1,537,406   $22,674,126
                                                                            ============   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Hallmark Investment Series Trust (the "Trust") is a business trust formed under the laws of the state of Delaware. Prior to October 1, 2004, the Trust operated under the name "Trainer Wortham Funds." The Trust is comprised of three series: Hallmark Convertible Securities Fund (formerly, Froley Revy Convertible Securities Fund), Hallmark First Mutual Fund (formerly, Trainer Wortham First Mutual Fund) and Hallmark Total Return Bond Fund (formerly, Trainer Wortham Total Return Bond Fund). These financial statements and notes apply only to the Hallmark First Mutual Fund and the Hallmark Total Return Bond Fund (each a "Fund"; collectively, the "Funds"). As of October 1, 2004, Class A shares were renamed Class I shares. Each Fund is authorized to issue two classes of shares designated as Class R and Class I. The Trust has the right, at its discretion, to add other funds or classes. The Trust is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as a diversified open-end management investment company. Each Fund has an unlimited number of shares of beneficial interest authorized of $.001 par value per share. The accounting policies summarized below are consistently followed in the preparation of the Trust's financial statements in conformity with U.S. generally accepted accounting principles.

     SECURITY VALUATION

     Equity securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security will be valued at the latest available closing bid price. If no bid or ask prices are quoted before closing, the value will be either the last available sale price or be determined by such other method as the Funds' Board of Trustees (the "Trustees") shall determine in good faith to reflect its fair market value.

     Securities that are primarily traded on foreign markets are generally valued at the last sale or closing price on the exchange where they are primarily traded. If there is no active trading in a particular security on a given day, the security will be valued at the latest available closing bid price. Securities for which market quotations are not readily available are valued at the fair market value as determined in good faith under procedures established by the Trustees.

     Debt securities (including convertible debt) having a maturity date greater than 60 days for which market quotations are readily available will be valued at the average of the latest bid and ask price for the Total Return Bond Fund. If there is no ask price quoted on such day, the security will be valued at the latest bid price.

     Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

     The Funds may use pricing services in the determination of the value of portfolio securities. The procedures used by the pricing service are reviewed by the officers of the Trust under the general supervision of the Trustees. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the security. In such instances, the security will be valued at fair value as determined in good faith by or under the direction of the Trustees.

     MANAGEMENT'S USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are recorded on a trade date basis. Dividend income and distributions earned are recorded on the ex-dividend dates. Interest income is accrued daily and security premium or discount is amortized or accreted daily. Realized gains and losses from securities transactions are recorded on the identified cost basis for both financial statement and federal income tax purposes. Income dividends, if any, are generally distributed annually for Hallmark First Mutual Fund and quarterly for Hallmark Total Return Bond Fund. Distributions from net realized capital gains, if any, are generally distributed annually in December. The characterization of dividends as either income or capital gain is determined in accordance with federal income tax regulations that may differ from generally accepted accounting principles. Investment income, fund level expenses (expenses other than the comprehensive management and distribution fees) and realized and unrealized gains (losses) are allocated daily based upon the relative proportion of net assets of each class.

     FEDERAL INCOME TAXES

     It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the requirements of the Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

     At June 30, 2006, the following Funds had capital loss carryforwards as follows:

     HALLMARK FIRST MUTUAL FUND:     AMOUNT      EXPIRES
                                   ----------   ---------
                                   $1,608,176   6/30/2011
                                   ==========

     HALLMARK TOTAL RETURN BOND FUND:    AMOUNT     EXPIRES
                                        --------   ---------
                                        $222,460   6/30/2013
                                          57,311   6/30/2014
                                        --------
                                        $279,771
                                        ========

     Post-October capital losses are net capital losses from November 1, 2005 through June 30, 2006 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen on the first day of the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. The Hallmark Total Return Bond Fund had post-October losses of $475,501 deferred at June 30, 2006.

     During the year ended June 30, 2006, First Mutual Fund utilized $2,820,964 of capital loss carryforwards from prior years.

(2)  INVESTMENT ACTIVITY

     For the year ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows. There were no purchases or sales of U.S. Treasury Securities in the Total Return Bond Fund.

                                        AGGREGATE     AGGREGATE
     FUND                               PURCHASES       SALES
     ----                              -----------   -----------
     Hallmark First Mutual Fund        $17,801,417   $25,284,726
     Hallmark Total Return Bond Fund     4,288,885    21,212,201

     At June 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

                                                                                      NET UNREALIZED
                                                                                      APPRECIATION /
     FUND                              TAX BASIS COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
     ----                              --------------   ------------   ------------   --------------
     Hallmark First Mutual Fund          $12,026,650      $823,610      $(515,802)       $307,808
     Hallmark Total Return Bond Fund       1,197,979        27,069        (15,655)         11,414

(3)  ADVISORY FEES AND OTHER TRANACTIONS WITH AFFILIATES

     Effective October 1, 2004, Reserve Management Co., Inc. ("RMCI") serves as each Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under the investment management agreement between RMCI and the Trust on behalf of each Fund, RMCI is responsible for the day-to-day operations, including monitoring investment programs, portfolio valuation, compliance, administration, and any other functions as required by the Trust. RMCI pays all administrative and customary operating expenses of each Fund, exclusive of interest charges, taxes, brokerage fees and commissions, Chief Compliance Officer compensation, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees who are not interested persons under the Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. For its services as investment adviser, RMCI receives a comprehensive management fee, based on the average daily net assets of each class, at the following rates:

     FUND                              CLASS R   CLASS I
     ----                              -------   -------
     Hallmark First Mutual Fund         1.30%     1.00%
     Hallmark Total Return Bond Fund    1.05%     1.00%

     Effective October 1, 2004, RMCI and the Trust have retained Trainer Wortham & Company, Inc. ("Trainer Wortham") to serve as the sub-adviser to the Hallmark First Mutual Fund and the Hallmark Total Return Bond Fund. Under the general supervision of RMCI, Trainer Wortham is responsible for the day-to-day investment decisions for the funds.

     RMCI will pay quarterly to Trainer Wortham an annual fee of 0.45% and 0.35% of the net assets of the shareholders of Hallmark First Mutual Fund and Hallmark Total Return Bond Fund, respectively, existing as of September 30, 2004, and 0.30% of the net assets of any new Class R shareholders of a Fund and 0.20% of the net assets of any new Class I shareholders of a Fund subsequent to September 30, 2004. For the year ended June 30, 2006, RMCI paid $4 applicable to new Class R shares and $0 applicable to new Class I shares.

     Prior to October 1, 2004, Trainer Wortham had served as the investment adviser for Hallmark First Mutual Fund and Hallmark Total Return Bond Fund pursuant to two separate investment advisory agreements and received an annual fee, accrued daily and paid monthly, of 0.75% and 0.45%, respectively, of the daily net assets of those funds.

     The "Statement of Operations" and "Statements of Changes in Net Assets" for Hallmark Total Return Bond Fund reflect a reimbursement to the Fund of $141,960 from Reserve Management Corporation to compensate the Fund, in accordance with applicable regulatory guidelines, for an overpayment to redeeming shareholders during the period August 24, 2005 to May 22, 2006, resulting from an inadvertent security pricing error.

     Effective October 1, 2004, the Trust adopted a distribution plan under Rule 12b-1 (the "Plan") and entered into a distribution agreement (the "Distribution Agreement") with respect to the Class R Shares of each Fund with Resrv Partners, Inc. ("RESRV"), an affiliate of RMCI. RESRV is responsible for accepting Fund share purchases and redemptions on behalf of the Funds, providing financial consultants at its own expense and compensating broker-dealers who provide services in regard to the distribution of the Class R Shares of the Funds. RESRV is also responsible for the marketing efforts of the Funds. For its services as distributor, RESRV receives a fee at an annual rate of 0.25% of the Class R's average daily net assets. Class I shares do not participate in the Plan. Certain Officers/Trustees of the Trust are also Officers of RMCI and RESRV.

(4)  COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(5)  CAPITAL SHARE TRANSACTIONS

     For the year ended June 30, 2006, the capital share transactions of each Fund were as follows:

                                           CLASS R               CLASS I
                                       ---------------   ----------------------
     HALLMARK FIRST MUTUAL FUND        SHARES   AMOUNT    SHARES       AMOUNT
     -------------------------------   ------   ------   --------   -----------
     Sold                                 0       $0       18,648   $   190,768
     Reinvested                           0        1        5,016        51,166
     Redeemed                             0        0     (943,601)   (9,548,315)
                                        ---      ---     --------   -----------
     Net Increase (Decrease)              0       $1     (919,937)  $(9,306,381)
                                        ===      ===     ========   ===========

                                            CLASS R                CLASS I
                                        ---------------   -------------------------
     HALLMARK TOTAL RETURN BOND FUND    SHARES   AMOUNT     SHARES        AMOUNT
     --------------------------------   ------   ------   ----------   ------------
     Sold                                 102    $1,007       33,572   $    332,236
     Reinvested                             8        78       92,345        900,229
     Redeemed                            (103)     (978)  (2,212,918)   (21,561,751)
                                         ----    ------   ----------   ------------
     Net Increase (Decrease)                7    $  107   (2,087,001)  $(20,329,286)
                                         ====    ======   ==========   ============

     For the year ended June 30, 2005, the capital share transactions of each Fund were as follows:

                                          CLASS R**             CLASS I*
                                       ---------------   ----------------------
     HALLMARK FIRST MUTUAL FUND        SHARES   AMOUNT    SHARES       AMOUNT
     -------------------------------   ------   ------   --------   -----------
     Sold                                104    $1,000     74,503   $   715,964
     Redeemed                              0         0   (668,014)   (6,173,619)
                                         ---    ------   --------   -----------
     Net Increase (Decrease)             104    $1,000   (593,511)  $(5,457,655)
                                         ===    ======   ========   ===========

                                          CLASS R**             CLASS I*
                                       ---------------   ----------------------
     HALLMARK TOTAL RETURN BOND FUND   SHARES   AMOUNT    SHARES       AMOUNT
     -------------------------------   ------   ------   --------   -----------
     Sold                                99     $1,000     32,854   $   329,459
     Reinvested                           0          0     40,518       406,028
     Redeemed                             0          0   (450,536)   (4,526,766)
                                        ---     ------   --------   -----------
     Net Increase (Decrease)             99     $1,000   (377,164)  $(3,791,279)
                                        ===     ======   ========   ===========

----------
* Totals for Class I shares include Class A share transactions of TrainerWortham First Mutual Fund and Trainer Wortham Total Return Bond Fund during the period July 1, 2004 through September 30, 2004.

**   For the period November 9, 2004 (Commencement of Class) through June 30,
     2005.

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

     Contained below is per share operating performance for a share of each Class of each Fund for each of the periods indicated. The information should be used in conjunction with the accompanying financial data and related notes.

                                                                                          CLASS I
                                                                    --------------------------------------------------
                                                                                     YEARS ENDED JUNE 30,
                                                                    --------------------------------------------------
                                                                    2006(2)    2005(1)     2004     2003(2)      2002
                                                                    -------    -------   -------    -------    -------
     HALLMARK FIRST MUTUAL FUND
     Net asset value, beginning of year                             $  9.74    $  9.51   $  8.18    $  8.91    $ 11.52
                                                                    -------    -------   -------    -------    -------
     Increase (decrease) from investment operations
        Net investment income (loss)                                   0.04       0.04     (0.09)     (0.06)     (0.07)
        Net realized and unrealized gain (loss)                        0.17       0.19      1.42      (0.67)     (2.29)
                                                                    -------    -------   -------    -------    -------
     Total from investment operations                                  0.21       0.23      1.33      (0.73)     (2.36)
                                                                    -------    -------   -------    -------    -------
     Dividends from net investment income                             (0.03)        --        --         --         --
                                                                    -------    -------   -------    -------    -------
     Distributions from net realized capital gains                       --         --        --         --      (0.25)
                                                                    -------    -------   -------    -------    -------
     Net asset value, end of year                                   $  9.92    $  9.74   $  9.51    $  8.18    $  8.91
                                                                    =======    =======   =======    =======    =======
     Total Return                                                      2.12%*     2.42%    16.26%     (8.19)%   (20.71)%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of year (thousands)                             $12,660    $21,390   $26,526    $24,718    $31,511
     Ratios of expenses to average net assets                          1.00%      1.39%     1.84%      1.98%      1.67%
     Ratios of net investment income (loss) to average net assets      0.38%      0.25%    (0.96)%    (0.82)%    (0.67)%
     Portfolio turnover rate                                            102%        86%       62%        65%        76%

                                                                            CLASS R
                                                                   -------------------------
                                                                     YEAR     FOR THE PERIOD
                                                                     ENDED         ENDED
                                                                   JUNE 30,      JUNE 30,
                                                                   2006(2)        2005(3)
                                                                   --------   --------------
     HALLMARK FIRST MUTUAL FUND
     Net asset value, beginning of period                          $ 9.69        $9.60
                                                                   ------        -----
     Increase (decrease) from investment operations
        Net investment income (loss)                                (0.03)        0.01
        Net realized and unrealized gain (loss)                      0.16         0.08
                                                                   ------        -----
     Total from investment operations                                0.13         0.09
                                                                   ------        -----
     Dividends from net investment income                           (0.01)          --
                                                                   ------        -----
     Net asset value, end of period                                $ 9.81        $9.69
                                                                   ======        =====
     Total Return                                                    1.34%        0.94%(4)

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of period (thousands)                          $    1        $   1
     Ratio of expenses to average net assets                         1.71%        1.55%*
     Ratio of net investment income (loss) to average net assets    (0.29)%       0.22%*
     Portfolio turnover rate                                          102%          86%(5)

----------
(1) Information shown for Class I shares includes Class A share activity for the Trainer Wortham First Mutual Fund during the period July 1, 2004 through September 30, 2004.

(2) Per share data is calculated using the average daily shares outstanding method.

(3) The Hallmark First Mutual Fund Class R commenced operations on November 9, 2004.

(4)  Not annualized.

(5)  Represents portfolio turnover for the entire period.

*    Annualized

                                                                                        CLASS I
                                                                    -----------------------------------------------
                                                                                  YEARS ENDED JUNE 30,
                                                                    -----------------------------------------------
                                                                    2006(2)   2005(1)     2004    2003(2)     2002
                                                                    -------   -------   -------   -------   -------
     HALLMARK TOTAL RETURN BOND FUND
     Net asset value, beginning of year                             $10.10    $  9.97   $ 10.47   $ 10.06   $ 10.13
                                                                    ------    -------   -------   -------   -------
     Increase (decrease) from investment operations
        Net investment income (loss)                                  0.38       0.36      0.33      0.46      0.56
        Payment from affiliate                                        0.08         --        --        --        --
        Net realized and unrealized gain (loss)                       0.14      (0.05)    (0.40)     0.44      0.01
                                                                    ------    -------   -------   -------   -------
     Total from investment operations                                 0.60       0.31     (0.07)     0.90      0.57
                                                                    ------    -------   -------   -------   -------
     Dividends from net investment income                            (0.94)     (0.18)    (0.35)    (0.47)    (0.55)
     Distributions from net realized capital gains                      --         --     (0.08)    (0.02)    (0.09)
                                                                    ------    -------   -------   -------   -------
     Total distributions                                             (0.94)        --     (0.43)    (0.49)    (0.64)
                                                                    ------    -------   -------   -------   -------
     Net asset value, end of year                                   $ 9.76    $ 10.10   $  9.97   $ 10.47   $ 10.06
                                                                    ======    =======   =======   =======   =======
     Total Return                                                     6.70%**    3.25%    (0.58)%    9.15%     5.78%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of year (thousands)                             $1,536    $22,673   $26,136   $21,001   $23,056
     Ratios of expenses to average net assets:
        before reimbursement of expenses by Adviser                   1.01%      1.08%     1.18%     1.34%     1.25%
     after reimbursement of expenses by Adviser                        (a)       1.00%     1.00%     1.00%     1.00%
     Ratios of net investment income (loss) to average net assets     3.83%      3.36%     3.30%     4.47%     5.17%
     Portfolio turnover rate                                            28%        26%       52%       41%       26%

                                                                             CLASS R
                                                                    -------------------------
                                                                      YEAR     FOR THE PERIOD
                                                                      ENDED         ENDED
                                                                    JUNE 30,      JUNE 30,
                                                                     2006(2)       2005(3)
                                                                    --------   --------------
     HALLMARK TOTAL RETURN BOND FUND
     Net asset value, beginning of period                           $10.14       $10.06
                                                                    ------       ------
     Increase (decrease) from investment operations
        Net investment income (loss)                                  0.35         0.17
        Payment from affiliate                                        0.61           --
        Net realized and unrealized gain (loss)                      (0.37)       (0.09)
                                                                    ------       ------
     Total from investment operations                                 0.59         0.08
                                                                    ------       ------
     Dividends from net investment income                            (0.68)          --
                                                                    ------       ------
     Net asset value, end of period                                 $10.05       $10.14
                                                                    ======       ======
     Total Return                                                     6.35%+       0.80%(4)

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of period (thousands)                           $    1       $    1
     Ratios of expenses to average net assets                         1.27%        1.30%*
     Ratios of net investment income (loss) to average net assets     3.57%        2.62%*
     Portfolio turnover rate                                            28%          26%(5)

----------
(1) Information shown for Class I shares includes Class A share activity for the Trainer Wortham Total Return Bond Fund during the period July 1, 2004 through September 30, 2004.

(2) Per share data is calculated using the average daily shares outstanding method.

(3)  The Total Return Bond Fund Class R commenced operations on November 9,
     2004.

(4)  Not annualized.

(5)  Represents portfolio turnover for the entire period.

(a)  As there were no fee waivers during the period, this is not applicable.

** In absence of net payment from the affiliate, the total return would have been (3.14)%.

+ In absence of net payment from the affiliate, the total return would have been (3.49)%.

*    Annualized

(7)  DISTRIBUTIONS TO SHAREHOLDERS

     Income and long-term capital gains distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. In order to present undistributed net investment income and accumulated net realized capital gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain reclassifications have been made to undistributed net investment income and accumulated net realized gain or loss on investments. For the year ended June 30, 2006 the reclassifications were as follows:

                                                     UNDISTRIBUTED   ACCUMULATED
                                                    NET INVESTMENT     REALIZED
     FUND                         PAID IN CAPITAL    INCOME (LOSS)   GAIN (LOSS)
     ----                         ---------------   --------------   -----------
     Hallmark First Mutual
        Fund                           177              (177)              --
     Hallmark Total Return
        Bond Fund                       --            40,172          (40,172)

The primary permanent differences causing such reclassifications include the tax treatment of paydowns and distributions recognized in connection with redemption of fund shares.

The tax character of dividends and distributions paid during the year ended June 30, 2006, and the year ended June 30, 2005, were as follows:

                                           HALLMARK            HALLMARK TOTAL
                                       FIRST MUTUAL FUND      RETURN BOND FUND
                                       -----------------   ---------------------
                                          YEARS ENDED           YEARS ENDED
                                           JUNE 30,               JUNE 30,
                                       -----------------   ---------------------
                                         2006      2005       2006        2005
                                       -------   -------   ----------   --------
     DISTRIBUTIONS PAID FROM:
        Ordinary Income                $54,130      --     $1,014,368   $455,675
                                       -------     ---     ----------   --------
     Total Distribution                $54,130      --     $1,014,368   $455,675
                                       =======     ===     ==========   ========

As of June 30, 2006, the components of accumulated earnings on a tax basis were as follows:

                                       UNDISTRIBUTED    ACCUMULATED     UNREALIZED
                                         ORDINARY      CAPITAL GAINS   APPRECIATION
                                          INCOME          (LOSSES)     (DEPRECIATON)
                                       -------------   -------------   -------------
     Hallmark First Mutual Fund           $71,685       $(1,608,176)      $307,808
     Hallmark Total Return Bond Fund       23,240       $  (279,771)      $ 11,414

     The differences between the components of distributable earnings on a tax basis and the amounts reflected in the statement of net assets are primarily due to wash sales.

(8)  CONCENTRATIONS:

     The shares of Total Return Bond Fund are held by a concentrated number of shareholders. As of June 30, 2006, approximately 84% of the Fund's outstanding shares were held of record by four shareholders, none of whom are affiliated with the Fund or the Advisor.

(9)  OTHER MATTERS:

     Management has determined that certain of the Funds' service contracts and distribution plans have lapsed due to an administrative error. RMCI is taking all necessary steps to remedy this situation. The Trustees of the Funds have approved, and recommended for shareholder approval, retention of fees subsequently paid and the approval of new service contracts and distribution plans. Management does not expect this matter to have any adverse financial impact on the Funds.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Hallmark Investment Series Trust:

We have audited the accompanying statements of assets and liabilities of Hallmark First Mutual Fund and Hallmark Total Return Bond Fund, each a series of Hallmark Investment Series Trust (the Funds), including the schedules of investments, as of June 30, 2006, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended June 30, 2005 and the financial highlights for each of the years or period in the four-year period ended June 30, 2005 were audited by another independent registered public accounting firm whose report dated October 26, 2005 expressed an unqualified opinion on those statements and the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hallmark First Mutual Fund and Hallmark Total Return Bond Fund, each a series of Hallmark Investment Series Trust as of June 30, 2006, the results of their operations, changes in their net assets, and the financial highlights for year then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

New York, New York
August 28, 2006

  THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS (UNAUDITED)

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all material agreements between the Funds and the Funds' service providers. Biographical information relating to the Trustees and the Executive Officers of the Funds is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Funds and the length of time served. The Trustees and the Executive Officers of the Funds oversee 31 portfolios in The Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of The Reserve fund complex.

INTERESTED TRUSTEE

                                       POSITIONS              TERM OF OFFICE**                PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE                  WITH THE FUNDS         AND LENGTH OF SERVICE                 THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT*                  Chairman, Trustee,        Trustee since inception   President of Reserve Management Company, Inc.
Age: 69                         President and Treasurer                             ("RMCI"), Director and Chairman/Chief Executive
The Reserve                                               Chairman since 2000.      Officer of Reserve Management; President,
1250 Broadway                                                                       Treasurer Corporation ("RMC") and Chairman and
New York, NY 10001                                        President and             Director of Resrv Partners, Inc. ("RESRV") since
                                                          Treasurer since 2005      2000; Chairman and Director of Reserve
                                                                                    International Liquidity Fund Ltd. since 1990.
                                                                                    Co-founder of The Reserve Fund ("RF") in 1970;
                                                                                    officer thereof since 1970.

INDEPENDENT TRUSTEES

                                       POSITIONS              TERM OF OFFICE**                PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE                  WITH THE FUNDS         AND LENGTH OF SERVICE                 THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.               Trustee                   Trustee of all Trusts     Retired. President, Premier Resources, Inc.
Age: 75                                                   since inception           (meeting management firm) since 1997.
2517 Highway #35, Bldg. J
Manasquan, NJ 08736

WILLIAM J. MONTGORIS            Trustee                   Trustee of all Trusts     Retired since 1999. Chief Operating Officer of
Age: 59                                                   since 1999                The Bear Stearns Companies, Inc. from 1979 to
286 Gregory Road                                                                    1999. Director of Stage Stores, Inc. (retailing)
Franklin Lakes, NJ 07417                                                            since 2004.

OFFICERS WHO ARE NOT TRUSTEES

                                       POSITIONS              TERM OF OFFICE**                PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE                  WITH THE FUNDS         AND LENGTH OF SERVICE                 THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT, II+              Co-Chief Executive        Co-Chief Executive        Senior Vice President, Secretary and Assistant
Age: 40                         Officer, Senior Vice      Officer and Senior        Treasurer of RMCI; Senior Vice President,
The Reserve                     President and Assistant   Vice President since      Secretary and Assistant Treasurer of RMC; and
1250 Broadway                   Treasurer                 2005.                     Secretary, Assistant Treasurer and Director of
New York, NY 10001                                                                  RESRV since 2000. Vice President of RMC, RMCI
                                                          Assistant Treasurer       and RESRV from 1992 to 2000. Former Trustee of
                                                          since 2000.               Trusts in the Reserve/Hallmark Funds complex.
                                                                                    Former President of the Trusts.

ARTHUR T. BENT III+             Co-Chief Executive        Co-Chief Executive        Chief Operating Officer, Treasurer, Senior Vice
Age: 38                         Officer, Senior Vice      Officer since 2005.       President and Assistant Secretary of RMCI;
The Reserve                     President and Assistant                             President, Treasurer and Assistant Secretary of
1250 Broadway                   Secretary                 Senior Vice President     RMC; Treasurer, Assistant Secretary and
New York, NY 10001                                        and Assistant             Directors of RESRV since 2000. Vice President
                                                          Secretary since 2000.     RMC, RMCI and RESRV from 1997 to 2000. Former
                                                                                    Treasurer and Chief Financial Officer of the
                                                                                    Trusts.

PATRICK J. FARRELL              Chief Financial Officer   Since 2006                Chief Financial Officer of the Adviser and its
Age: 46                                                                             affiliates since 2006. Chief Financial Officer,
The Reserve                                                                         Treasurer and Assistant Secretary of the
1250 Broadway                                                                       MainStay Funds, Eclipse Funds and MainStay VP
New York, NY 10001                                                                  Funds; Principal Financial Officer McMorgan
                                                                                    Funds Managing Director New York Life Investment
                                                                                    Management from 2001 to 2005.

                                       POSITIONS              TERM OF OFFICE**                PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE                  WITH THE FUNDS         AND LENGTH OF SERVICE                 THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
EDMUND P. BERGAN, JR.           Secretary and General     Since 2006                Senior Vice President and General Counsel of the
Age: 56                         Counsel                                             Adviser and its affiliates since 2006. From
The Reserve                                                                         2004-06, Senior Regulatory Counsel of Proskauer
1250 Broadway                                                                       Rose LLP. Prior thereto, and since before 2001,
New York, NY 10001                                                                  Senior Vice President and General Counsel of the
                                                                                    mutual fund distribution and servicing
                                                                                    affiliates of Alliance Capital Management L.P.

* MR. BRUCE BENT IS AN "INTERESTED PERSON" OF THE FUND AS DEFINED IN SECTION 2(A) (19) OF THE INVESTMENT COMPANY ACT DUE TO HIS POSITIONS WITH RMC, RMCI AND RESRV.

** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS, UNLESS EXTENDED BY A VOTE OF THE TRUSTEES. TRUSTEES NEED NOT BE SHAREHOLDERS.

+ MR. BRUCE R. BENT IS THE FATHER OF MR. BRUCE R. BENT II AND MR. ARTHUR T. BENT III.

The Trust's Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, for Shareholders by calling toll free: 1-888-823-2867.

                                   ----------

                      FEDERAL TAX INFORMATION (UNAUDITED)

                                   ----------

Each portfolio designates the following amounts distributed during the fiscal year ended June 30, 2006 respectively, if any, as capital gain dividends, dividends eligible for corporate dividends received deduction and/or qualified dividend income:

                                                                       % OF DIVIDENDS
                                                             % OF       ELIGIBLE FOR
                                   ORDINARY               QUALIFYING   THE DIVIDENDS
                                    INCOME    LONG TERM    DIVIDEND       RECEIVED
FUND NAME                            2006       2006        INCOME       DEDUCTIONS
---------                         ---------   ---------   ----------   --------------
Hallmark First Mutual Fund           54,130          --        100.0%           100.0%
Hallmark Total Return Bond Fund   1,014,368          --           --               --

                       CHANGES IN ACCOUNTANTS (UNAUDITED)

On September 29, 2005, PricewaterhouseCoopers LLP informed the Funds that it was resigning as independent accountants for the Funds. PricewaterhouseCoopers LLP was previously engaged as the independent registered public accounting firm to audit the Funds' financial statements.

PricewaterhouseCoopers LLP issued a report on the Funds' financial statements as of June 30, 2005. PricewaterhouseCoopers LLP was not the Funds' independent auditor for fiscal periods ending before June 30, 2005. Such report did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

PricewaterhouseCoopers, LLP's resignation was accepted by the Funds' Audit Committee and the Board of Trustees.

During the fiscal year ended June 30, 2005 and through September 29, 2005 there were no disagreements with PricewaterhouseCoopers, LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers, LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its report. During the fiscal year ended June 30, 2005 and through September 29, 2005 none of the events enumerated in paragraphs (1)(v)(A) through (D) of Item 304(a) of Regulation S-K occurred.

The Funds have selected KPMG, LLP as their new auditors as of December 28, 2005.

                           EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period ending June 30, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE
                                    JANUARY 1, 2006           JUNE 30, 2006      EXPENSES PAID DURING PERIOD*
                                -----------------------   --------------------   ----------------------------
HALLMARK FIRST MUTUAL CLASS R
Actual                                 $1,000.00                $1,006.64                   $9.03
Hypothetical                           $1,000.00                $1,015.45                   $9.48

* Expenses are equal to the Fund's annualized expense ratio of 1.82%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                     BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE
                                         JANUARY 1, 2006           JUNE 30, 2006      EXPENSES PAID DURING PERIOD*
                                     -----------------------   --------------------   ----------------------------
HALLMARK FIRST MUTUAL CLASS I
Actual                                      $1,000.00                $1,010.51                   $5.26
Hypothetical                                $1,000.00                $1,015.97                   $8.96

* Expenses are equal to the Fund's annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

HALLMARK TOTAL RETURN BOND CLASS R
Actual                                      $1,000.00                $1,031.49                   $6.84
Hypothetical                                $1,000.00                $1,017.74                   $7.19

* Expenses are equal to the Fund's annualized expense ratio of 1.38%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

HALLMARK TOTAL RETURN BOND CLASS I
Actual                                      $1,000.00                $1,033.22                   $5.01
Hypothetical                                $1,000.00                $1,019.67                   $5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                   (UNAUDITED)

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's sub-adviser. Each sub-adviser is primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law. The Funds' investment adviser, RMCI, receives periodic reports from each sub-adviser to ensure that they have adopted and implemented a proxy voting policy and to acknowledge any mitigating circumstances or conflicts of interest.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 888-823-2867 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings. with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officers and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant's code of ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William Montgoris is the audit committee financial expert and is considered to be independent.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The registrant paid the following amounts to KPMG LLP, the registrant's principal accountant for the fiscal year ended June 30, 2006, PricewaterhouseCoopers, LLP accountant for the fiscal year ended June 30, 2005, for the audit of the registrant's annual financial statements and services in connection therewith for the last two fiscal years:

2006     2005
----     ----
52,000   32,500

(b) Not applicable.

(c) Tax Fees. The registrant paid the following amounts to the registrant's principal accountants, for the preparation of tax returns, tax consultation, research and related items for the last two fiscal years:

2006    2005
----    ----
$0.00   $0.00

(d) Not applicable.

(e) Before, KPMG, the registrant's principal accountant, is engaged to render audit or non-audit services by the registrant, the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, the engagement is approved by the registrant's Audit Committee. Due to potential time constraints between meetings, the Audit Committee has delegated the authority to pre-approve non-audit services to the Chairman of the Audit Committee, currently William Montgoris, subject to subsequent ratification by the Audit Committee.

(f) Not applicable.

(g) The following table indicates the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2006    2005
----    ----

$0.00   $0.00

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act") as of a date within 90 days of the filing of this report, the Co-Chief Executive Officers (principal executive officers) and Chief Financial Officer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 requirements through filing of an exhibit: Filed herewith.

(a)(2) Certification of chief executive officers and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b) Certification of chief executive officers and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hallmark Investment Series Trust


By:
    ---------------------------------
    Name: Bruce R. Bent II
    Title: Co-Chief Executive Officer

Date: September 8, 2006


By:
    ---------------------------------
    Name: Arthur T. Bent III
    Title: Co-Chief Executive Officer

Date: September 8, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ---------------------------------
    Name: Bruce R. Bent II
    Title: Co-Chief Executive Officer

Date: September 8, 2006


By:
    ---------------------------------
    Name: Arthur T. Bent III
    Title: Co-Chief Executive Officer

Date: September 8, 2006


By:
    ---------------------------------
    Name: Patrick Farrell
    Title: Chief Financial Officer

Date: September 8, 2006